Provisions	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Provisions
14
Provisions

	2022	2021
(in $ millions)	$	$
Site restoration	24	21
Legal	32	32
	56	53

	2022	2021
(in $ millions)	$	$
Non-current	18	18
Current	38	35
	56	53

i)
Site restoration

	2022	2021
(in $ millions)	$	$
Balance at January 1	21	6
Provisions made during the year	2	18
Provisions reversed during the year	(1)	(3)
Effect of movements in exchange rates	2	—
Balance at December 31	24	21

The provisions relate to the cost of dismantling and removing assets and restoring the premises to its original condition as stipulated in the lease agreements.

ii)
Legal

	2022	2021
(in $ millions)	$	$
Balance at January 1	32	32
Provisions made during the year	*	1
Provisions reversed during the year	*	—
Effect of movements in exchange rates	*	(1)
Balance at December 31	32	32

* Amounts less than $1 million

The balance primarily includes a provision in relation to a legal claim filed by the competition authority in Malaysia in consideration of the Group’s position of market strength in the Mobility segment. The outcome of this legal claim is not expected to give rise to any significant loss beyond the amount of provision as at December 31, 2022.